TAXES ON INCOME (Schedule of Supplemental Disclosure for Taxes in Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Income Taxes Paid, Net, Total	$ 2,212	$ (845)	$ 383
Canada [Member]
Income Tax Contingency [Line Items]
Income Taxes Paid, Net, Total	0	0	359
Israel [Member]
Income Tax Contingency [Line Items]
Income Taxes Paid, Net, Total	748	0	0
Federal tax [Member]
Income Tax Contingency [Line Items]
Income Taxes Paid, Net, Total	720	(474)	0
Provincial tax [Member]
Income Tax Contingency [Line Items]
Income Taxes Paid, Net, Total	617	(406)	0
United States tax [Member]
Income Tax Contingency [Line Items]
Income Taxes Paid, Net, Total	$ 127	$ 35	$ 24